Expense Example {- Fidelity Freedom Blend 2045 Fund} - 03.31 Fidelity Freedom Blend Funds - Class Z6 Combo Pro-04 - Fidelity Freedom Blend 2045 Fund - Fidelity Advisor Freedom Blend 2045 Fund - Class Z6
Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 35
3 years	109
5 years	191
10 years	$ 426